Rule 24f-2 Notice
For
AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
FILE NOS.33-9144 AND 811-4865


Fiscal period for which notice is filed                       12/31/95
Securities registered and unsold at the beginning
of the fiscal year                                                   0
Securities registered during this year other than
pursuant to Rule 24f-2                                               0
Sale price of accumulation units sold during fiscal
year ending December 31, 1995                              $37,320,148
Aggregate sale price of accumulation units sold during
the fiscal year ending December 31, 1995                   $37,320,148
Redemption price of accumulation units redeemed
during the fiscal year ending December 31, 1995             $5,423,990
Total amount upon which fee calculation is based           $31,896,158
Fee submitted (1/29 of 1% of total amount)                 $ 10,998.67







AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
BY JOHN COLEMAN

---------------------------
JOHN COLEMAN
ASSISTANT CONTROLLER